[WILMERHALE LETTERHEAD]

April 10, 2006

U.S. Securities and Exchange Commission
Division of Investment Management                                David C. Phelan
Office of Insurance Products
450 Fifth Street, N.W.                                       +1 617 526 6372 (t)
Judiciary Plaza                                              +1 617 526 5000 (f)
Washington, DC  20549                                david.phelan@wilmerhale.com

Re: Registration Statement on Form N-14 ("Registration Statement") Pioneer Variable Contracts Trust (the "Trust")
         File No. 333-131500

Ladies and Gentlemen:

         This letter responds to comments of the staff of the Securities and Exchange Commission (the "Commission") transmitted orally on March 28, 2006 relating to Pre-Effective Amendment No. 1 of the above-referenced Registration Statement, which was filed with the Commission on March 17, 2006. The Registration Statement relates to the proposed reorganizations of Pioneer Small Company VCT Portfolio and Pioneer Small Cap Value II VCT Portfolio (each, an "Acquired Portfolio") with and into Pioneer Small Cap Value VCT Portfolio (the "Acquiring Portfolio"). The Acquired Portfolios and the Acquiring Portfolio are each a series of the Trust.

         For the staff's convenience, its comments are restated below, followed by the Trust's responses.

Staff Accountant's Comments
---------------------------

Combined Proxy Statement/Prospectus ("Proxy Statement")
-------------------------------------------------------

Comment 1. Page 10 of the Proxy Statement shows the calendar year total returns for Pioneer Small Company VCT Portfolio's Class I shares. Based on Pioneer Small Company VCT Portfolio's most recent prospectus for its Class I shares dated May 1, 2005, the 2002 performance should be changed from 16.75% to (16.75)%.

Response:         Accepted.  The typographical error has been corrected.

Comment 2. Page 11 of the Proxy Statement shows the calendar year total returns for Pioneer Small Cap Value VCT Portfolio's Class I shares. Based on Pioneer Small Cap Value VCT Portfolio's most recent prospectus for its Class I shares dated May 1, 2005, the 2002 performance should be changed from 15.08% to (15.08)%.


Response:         Accepted.  The typographical error has been corrected.

                              [WILMERHALE FOOTER]

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                                                         [WILMERHALE LETTERHEAD]

U.S. Securities and Exchange Commission
April 10, 2006
Page 2


Comment 3. For each column in a chart that provides pro forma data, please change the heading from "Combined Portfolio" to reflect the name of the accounting successor (i.e., "Combined Pioneer Small Cap Value VCT Portfolio."

Response: Accepted. With respect to each proposal, the pro forma columns provided in the annual portfolio operating expense table, the hypothetical expense example, and the capitalization table will have the requested revised headings.

Comment 4. Page 12 of the Proxy Statement provides the annual portfolio operating expenses for Pioneer Small Company VCT Portfolio and Pioneer Small Cap Value VCT Portfolio. Based on each of Pioneer Small Company VCT Portfolio's and Pioneer Small Cap Value VCT Portfolio's most recent annual reports dated December 31, 2005 for their respective Class I and Class II shares, please reflect the net expenses shown in the financial highlights for the most recent fiscal year ended December 31, 2005.

Response:         Accepted.

Comment 5. In connection with revising the annual portfolio operating expense table data, please make the appropriate adjustments to the hypothetical expense example on Page 13 of the Proxy Statement.

Response:          Accepted.

Comment 6. The Proxy Statement states that each of the Acquired Portfolios and the Acquiring Portfolio will equally bear 50% of the costs of the reorganization. Please add a footnote to the capitalization table on page 13 that indicates that the pro forma data reflects the costs of the reorganization to be borne for each of the Acquired Portfolios and the Acquiring Portfolios, and adjust the pro forma numbers accordingly.

Response:         Accepted.  The following footnote to the pro forma columns of the capitalization table has been added: "(1) The pro forma data reflects adjustments to account for the costs of the reorganization borne by each Portfolio."

Comment 7. Page 18 of the Proxy Statement states under the heading "Management and other fees" that Pioneer Small Cap Value II VCT Portfolio's current contractual limit for its Class I shares extends through May 1, 2007. However, footnote 1 of the annual portfolio operating expense table states that the current contractual limit is only in effect until December 10, 2006. Please reconcile.

Response:         The typographical error on page 18 has been corrected.

Comment 8. Page 20 of the Proxy Statement shows the calendar year total returns for Pioneer Small Cap Value VCT Portfolio's Class I shares. Based on Pioneer Small Cap Value VCT

                                                         [WILMERHALE LETTERHEAD]

U.S. Securities and Exchange Commission
April 10, 2006
Page 3


Portfolio's most recent prospectus for its Class I shares dated May 1, 2005, the 2002 performance should be changed from 15.08% to (15.08)%.

Response:         Accepted.  The typographical error has been corrected.

Comment 9. Page 21 of the Proxy Statement provides the annual portfolio operating expenses for Pioneer Small Cap Value II VCT Portfolio and Pioneer Small Cap Value VCT Portfolio. Based on each of Pioneer Small Cap Value II VCT Portfolio's and Pioneer Small Cap Value VCT Portfolio's most recent annual reports dated December 31, 2005 for their respective Class I and shares, please reflect the net expenses shown in the financial highlights for the most recent fiscal year ended December 31, 2005.

Response:         Accepted.

Comment 10. In connection with revising the annual portfolio operating expense table data, please make the appropriate adjustments to the hypothetical expense example on Page 22 of the Proxy Statement.

Response:         Accepted.

Comment 11. The Proxy Statement states that each of the Acquired Portfolios and the Acquiring Portfolio will equally bear 50% of the costs of the reorganization. Please add a footnote to the capitalization table on page 13 that indicates that the pro forma data reflects the costs of the reorganization to be borne for each of the Acquired Portfolios and the Acquiring Portfolios, and adjust the pro forma numbers accordingly.

Response:         Accepted. The following footnote to the pro forma columns of the capitalization table has been added: "(1) The pro forma data reflects adjustments to account for the costs of the reorganization borne by each Portfolio."

Statement of Additional Information ("SAI") - Pro Forma Financial Statements
----------------------------------------------------------------------------

Comment 12. Please add the name of the accounting successor in each pro forma column.

Response:         Accepted.

Comment 13. As required by Regulation S-X, Article 11, Rule 11-02(b)(2), please provide an introductory paragraph to the pro forma financial statements which briefly sets forth a description of: (i) the transaction; (ii) the entities involved; and (iii) the periods for which the pro forma information is presented.

Response: The Trust respectfully submits that the accompanying notes to the pro forma financial statements provides the information required by Regulation S-X,
Article 11, Rule 11-02(b)(2). See note 2.

                                                         [WILMERHALE LETTERHEAD]

U.S. Securities and Exchange Commission
April 10, 2006
Page 4


Comment 14. The capitalization table numbers provided in the statement of assets and liabilities are inconsistent with the information presented in the Proxy Statement. Please reconcile.

Response:         Accepted.

Comment 15. Please confirm that the net assets shown in the pro forma statement of assets and liabilities reflect adjustments for reorganization costs and provide disclosure to this effect.

Response: The Trust confirms that the net assets in the pro forma statement of assets and liabilities reflect the costs of the reorganization, and a statement to this effect has been added to the accompanying notes to the financial statements.

Comment 16. In the statement of assets and liabilities, the net assets should be separated into Class I and Class II shares.

Response:         Accepted.

Comment 17. In the statement of operations, please include disclosure in footnotes (a) and (b) of that the data reflects the costs of the reorganizations.

Response:         Accepted.

Comment 18. In the pro forma schedule of investments, please add a footnote to the total net assets which states that it reflects the costs of the reorganization.

Response:         Accepted.

Comment 19. In note 2 of the financial statements, the last sentence of the second paragraph states that "all related acquisition costs will be borne by the Advisor." Please revise to accurately reflect that the adviser will pay for 50% of the costs, and each Acquired Portfolio and the Acquiring Portfolio will equally pay the remaining 50% of the costs.

Response:         The sentence has been revised.

Comment 20. In note 4 of the financial statements, the capitalization table presents numbers that differ from those reflect in the Proxy Statement. Please reconcile.

Response:         Accepted.

                                      *****

         The staff's comments and the Trust's responses are reflected in the enclosed Pre-Effective Amendment No. 2 of the Registration Statement.

                                                         [WILMERHALE LETTERHEAD]

U.S. Securities and Exchange Commission
April 10, 2006
Page 5


         The Trust requests that the Registration Statement be declared effective on Tuesday, April 11, 2006 in order to have a sufficient amount of time to obtain shareholder votes in connection with the proposed May 23, 2006 joint shareholder meeting date. We have been advised that the Trust and its principal underwriter, Pioneer Funds Distributor, Inc., are aware of their obligations under the Securities Act of 1933, as amended (the "1933 Act"), in accordance with Rule 461 of Regulation C under the 1933 Act.

         The Registration Statement has been manually signed by the persons specified in Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Registration Statement. No filing fee is required because of reliance on Section 24(f) under the 1940 Act.

         Per the staff of the Commission's request and pursuant to the Commission's press release ("Commission Staff to Publicly Release Comment Letters and Responses", 2004-89), the Trust acknowledges the following:

         o the Trust is responsible for the adequacy and accuracy of the disclosure in the filing;

         o should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

         o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

         o the Trust may not assert this staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         If you have any questions or comments on the Registration Statement, please contact either Elaina Kim at (617) 526-6685 (collect) or me at 617-526-6372 (collect), counsel to the Trust.


Best regards,

/s/ David C. Phelan
-------------------

David C. Phelan


cc:      Tony Burack (SEC Accounting Staff)
         Robert Lamont, Esq. (SEC Division of Investment Management - Insurance
           Products)
         Christopher J. Kelley, Esq.